Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 99.5%
Brazil — 6.8%
Banco BTG Pactual S.A.	57,103	$350,939
Localiza Rent a Car S.A.	75,228	569,626
NU Holdings Ltd., Class A*	91,054	1,242,887
Raia Drogasil S.A.	379,010	1,783,143
TOTVS S.A.	226,787	1,193,112
WEG S.A.	26,239	263,079
		5,402,786
China — 17.5%
Alibaba Group Holding Ltd.	101,579	1,349,861
Chacha Food Co., Ltd., Class A	86,081	406,964
H World Group Ltd., ADR	25,702	956,114
Kweichow Moutai Co., Ltd., Class A	3,953	968,669
NetEase, Inc.	39,737	742,276
NetEase, Inc., ADR	2,245	209,930
Shanghai M&G Stationery, Inc., Class A	101,172	505,941
Shenzhen Inovance Technology Co., Ltd., Class A	147,168	1,296,901
Tencent Holdings Ltd.	103,484	5,754,217
Trip.com Group Ltd.*	19,026	1,144,767
Yum China Holdings, Inc.	12,074	543,572
		13,879,212
Greece — 0.8%
Eurobank Ergasias Services and Holdings S.A.	275,410	630,805
Hong Kong — 7.0%
AIA Group Ltd.	291,016	2,541,401
Galaxy Entertainment Group Ltd.	195,585	965,836
Hong Kong Exchanges & Clearing Ltd.	29,636	1,210,641
Prudential PLC	88,236	818,587
		5,536,465
India — 21.5%
APL Apollo Tubes Ltd.	41,729	787,692
Avenue Supermarts Ltd., 144A*	12,281	746,774
Cipla Ltd.	104,060	2,055,981
Eicher Motors Ltd.	24,750	1,484,423
HDFC Bank Ltd.	29,359	604,629
Hindustan Unilever Ltd.	35,623	1,257,380
ICICI Bank Ltd.	77,057	1,169,383
IRB Infrastructure Developers Ltd.	653,416	475,509
Max Healthcare Institute Ltd.	99,955	1,174,068
NCC Ltd.	242,053	870,680
Polycab India Ltd.	9,363	777,029
Power Grid Corp. of India Ltd.	309,689	1,306,139
Reliance Industries Ltd.	41,305	1,453,232
Tata Consultancy Services Ltd.	26,509	1,349,798
Titagarh Rail System Ltd.	37,884	551,480
Titan Co., Ltd.	20,963	956,029
		17,020,226
Indonesia — 3.9%
Avia Avian Tbk PT	25,424,219	836,279
Bank Central Asia Tbk PT	1,772,674	1,208,907
	Number of Shares	Value†

Indonesia — (continued)
Bank Rakyat Indonesia Persero Tbk PT	3,226,163	$1,055,157
		3,100,343
Ireland — 1.6%
Pinduoduo, Inc., ADR*	9,626	1,297,681
Malaysia — 0.7%
Public Bank Bhd	521,070	575,980
Mexico — 3.5%
Arca Continental S.A.B. de C.V.	45,093	421,319
Fomento Economico Mexicano S.A.B. de C.V., ADR	13,544	1,336,928
Grupo Financiero Banorte S.A.B. de C.V., Class O	22,642	161,150
Wal-Mart de Mexico S.A.B. de C.V.	286,080	863,180
		2,782,577
Netherlands — 1.3%
ASML Holding N.V.	1,202	999,896
Poland — 1.2%
Dino Polska S.A.*	10,121	922,171
South Africa — 4.0%
Clicks Group Ltd.	56,961	1,308,743
Naspers Ltd., Class N	7,835	1,900,088
		3,208,831
South Korea — 6.1%
Hyundai Motor Co.	2,409	448,658
KB Financial Group, Inc.	6,144	379,099
Samsung Electronics Co., Ltd.	30,691	1,434,461
Samsung Fire & Marine Insurance Co., Ltd.	3,871	1,023,098
SK Hynix, Inc.	11,856	1,586,769
		4,872,085
Taiwan — 16.1%
Accton Technology Corp.	102,631	1,717,186
Airtac International Group	30,503	873,639
E Ink Holdings, Inc.	100,840	934,770
Hon Hai Precision Industry Co., Ltd.	186,155	1,096,055
President Chain Store Corp.	221,543	2,060,558
Taiwan Semiconductor Manufacturing Co., Ltd.	203,320	6,130,942
		12,813,150
Thailand — 2.2%
Bangkok Dusit Medical Services PCL, Class F	1,837,924	1,707,110
Turkey — 2.3%
Haci Omer Sabanci Holding AS	252,881	719,876
TAV Havalimanlari Holding AS*	150,891	1,101,761
		1,821,637
United States — 1.2%
KLA Corp.	1,261	976,531

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Uruguay — 1.8%
MercadoLibre, Inc.*	675	$1,385,073
TOTAL COMMON STOCKS (Cost $71,616,286)		78,932,559

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $279,496)	279,496	279,496
TOTAL INVESTMENTS — 99.8% (Cost $71,895,782)		$79,212,055
Other Assets & Liabilities — 0.2%		150,827
TOTAL NET ASSETS — 100.0%		$79,362,882

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PCL— Public Company Limited.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
Country Weightings as of 9/30/2024††
India	21%
China	18
Taiwan	16
Hong Kong	7
Brazil	7
South Korea	6
South Africa	4
Other	21
Total	100%
††	% of total investments as of September 30, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Auto Manufacturers	0.6%	$448,658
Banks	8.4	6,648,898
Beverages	3.5	2,726,916
Chemicals	1.1	836,279
Commercial Services	0.7	569,626
Computers	1.7	1,349,798
Diversified Financial Services	2.5	1,940,679
Electric	1.7	1,306,139
Electrical Components & Equipment	1.0	777,029
Electronics	4.2	3,327,726
Engineering & Construction	3.1	2,447,950
Food	2.6	2,075,909
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Healthcare Services	3.6%	$2,881,178
Holding Companies	0.9	719,876
Household Products & Wares	1.6	1,257,380
Insurance	5.5	4,383,086
Internet	16.3	12,831,687
Leisure Time	1.9	1,484,423
Lodging	2.4	1,921,950
Machinery — Diversified	0.3	263,079
Metal Fabricate/Hardware	1.0	787,692
Miscellaneous Manufacturing	1.8	1,425,119
Oil & Gas	1.8	1,453,232
Pharmaceuticals	2.6	2,055,981
Retail	10.2	8,021,166
Semiconductors	14.1	11,128,599
Software	2.7	2,145,318
Telecommunications	2.2	1,717,186
	100.0%	$78,932,559

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